INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2016
INCOME TAXES
Summary of components of deferred tax assets

        Significant components of the Company's deferred tax assets were as follows (in thousands):

	January 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$7,727	$3,538
Stock-based compensation expense	577	—
Tax credit carryforwards	311	—
Other	216	50

Total deferred tax assets	8,831	3,588
Less: Valuation allowance	(8,831)	(3,588)

Net deferred tax assets	$—	$—

Schedule of reconciliation of income taxes at the federal statutory rate to the actual income tax provision

        A reconciliation of income taxes provided at the federal statutory rate (34%) to the actual income tax provision was as follows (in thousands):

Year ended January 31,
2016
Income tax benefit computed at U.S. statutory rate	$(5,302)
State income tax (net of federal benefit)	(838)
Stock-based compensation	200
Warrant valuation	148
Research and development credits	(128)
Change in valuation allowance	5,904
Other	20

Income tax provision	$4